Expense Example - RiverNorth Active Income ETF [Member]	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 339
Expense Example, with Redemption, 3 Years	1,033
Expense Example, with Redemption, 5 Years	1,749
Expense Example, with Redemption, 10 Years	$ 3,644